COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Capital commitments
Capital commitment to acquire property, plant and equipment, intangible assets and costs	₽ 25,369	₽ 67,614